Share Based Compensation - Summary of Cash-settled Plans (Detail) kr in Millions	12 Months Ended
	Dec. 31, 2019 SEK (kr) Employee shares	Dec. 31, 2018 SEK (kr)	Dec. 31, 2017 SEK (kr)
Disclosure of key management personnel compensation [Line items]
Maximum shares required | shares	2,278,800
Compensation expense charged during 2019 (SEK million)		kr 609.3	kr 170.0
Executive performance plan [member]
Disclosure of key management personnel compensation [Line items]
Compensation expense charged during 2019 (SEK million)	kr 180.4	130.5	31.4
Key contributor plan [member]
Disclosure of key management personnel compensation [Line items]
Compensation expense charged during 2019 (SEK million)	765.5	kr 478.8	kr 138.6
Long-term variable compensation program [member]
Disclosure of key management personnel compensation [Line items]
Compensation expense charged during 2019 (SEK million)	kr 945.9
Long-term variable compensation program [member] | Synthetic shares [member]
Disclosure of key management personnel compensation [Line items]
Maximum shares required | shares	30,700,000
Long-term variable compensation program [member] | Executive performance plan [member]
Disclosure of key management personnel compensation [Line items]
Compensation expense charged during 2019 (SEK million)	kr 180.4
Long-term variable compensation program [member] | Executive performance plan [member] | EPP 2019 [member]
Disclosure of key management personnel compensation [Line items]
Number of participants | Employee	161
Compensation expense charged during 2019 (SEK million)	kr 11.6
Long-term variable compensation program [member] | Executive performance plan [member] | EPP 2018 [member]
Disclosure of key management personnel compensation [Line items]
Number of participants | Employee	171
Compensation expense charged during 2019 (SEK million)	kr 52.8
Long-term variable compensation program [member] | Executive performance plan [member] | EPP 2017 [member]
Disclosure of key management personnel compensation [Line items]
Number of participants | Employee	452
Compensation expense charged during 2019 (SEK million)	kr 116.0
Long-term variable compensation program [member] | Executive performance plan [member] | Synthetic shares [member]
Disclosure of key management personnel compensation [Line items]
Maximum shares required | shares	3,600,000
Long-term variable compensation program [member] | Executive performance plan [member] | Synthetic shares [member] | EPP 2019 [member]
Disclosure of key management personnel compensation [Line items]
Maximum shares required | shares	700,000
Long-term variable compensation program [member] | Executive performance plan [member] | Synthetic shares [member] | EPP 2018 [member]
Disclosure of key management personnel compensation [Line items]
Maximum shares required | shares	1,200,000
Long-term variable compensation program [member] | Executive performance plan [member] | Synthetic shares [member] | EPP 2017 [member]
Disclosure of key management personnel compensation [Line items]
Maximum shares required | shares	1,700,000
Long-term variable compensation program [member] | Key contributor plan [member]
Disclosure of key management personnel compensation [Line items]
Compensation expense charged during 2019 (SEK million)	kr 765.5
Long-term variable compensation program [member] | Key contributor plan [member] | KC 2019 [member]
Disclosure of key management personnel compensation [Line items]
Number of participants | Employee	6,941
Compensation expense charged during 2019 (SEK million)	kr 248.0
Long-term variable compensation program [member] | Key contributor plan [member] | KC 2018 [member]
Disclosure of key management personnel compensation [Line items]
Number of participants | Employee	5,886
Compensation expense charged during 2019 (SEK million)	kr 245.2
Long-term variable compensation program [member] | Key contributor plan [member] | KC 2017 [member]
Disclosure of key management personnel compensation [Line items]
Number of participants | Employee	6,876
Compensation expense charged during 2019 (SEK million)	kr 272.3
Long-term variable compensation program [member] | Key contributor plan [member] | Synthetic shares [member]
Disclosure of key management personnel compensation [Line items]
Maximum shares required | shares	27,100,000
Long-term variable compensation program [member] | Key contributor plan [member] | Synthetic shares [member] | KC 2019 [member]
Disclosure of key management personnel compensation [Line items]
Maximum shares required | shares	8,700,000
Long-term variable compensation program [member] | Key contributor plan [member] | Synthetic shares [member] | KC 2018 [member]
Disclosure of key management personnel compensation [Line items]
Maximum shares required | shares	8,700,000
Long-term variable compensation program [member] | Key contributor plan [member] | Synthetic shares [member] | KC 2017 [member]
Disclosure of key management personnel compensation [Line items]
Maximum shares required | shares	9,700,000